FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 10,292	$ 11,867
Equipment Loans	27	$ 195
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,292
Derivative liability	475
Equipment Loans	174
Finance Lease Obligations	1,620
Total	12,561
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,292
Derivative liability	475
Equipment Loans	202
Finance Lease Obligations	2,612
Total	13,581
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Derivative liability	0
Equipment Loans	28
Finance Lease Obligations	992
Total	1,020
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Derivative liability	0
Equipment Loans	0
Finance Lease Obligations	0
Total	$ 0